SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 3,261,968	$ 3,028,871
Impairment loss	338,821	312,677
Impact of foreign exchange	6,619	10,363
Lease liability	78,207	33,285
Total deferred tax assets	3,685,615	3,385,196
Valuation allowance	(3,611,469)	(3,354,499)	$ (3,140,578)
Deferred tax assets, net of valuation allowance	74,146	30,697
Right of use asset	(74,146)	(30,697)
Total deferred tax liabilities	(74,146)	(30,697)
Total deferred tax assets, net